Condensed Consolidated Statement of Comprehensive Loss of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net Loss	€ (23,812)	€ (21,326)	€ (45,410)	€ (29,906)
Items that may be reclassified subsequently to profit or loss, net of tax
Currency translation differences from foreign operations	(1,401)	791	1,324	99
Total comprehensive loss for the period	(25,213)	(20,535)	(44,086)	(29,807)
Attributable to:
Equity holders of the parent	(25,213)	(20,252)	(44,086)	(29,250)
Non-controlling interest		(283)		(557)
Total comprehensive loss for the period	€ (25,213)	€ (20,535)	€ (44,086)	€ (29,807)